Cover Page	Jan. 15, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	Tri Pointe Homes, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35796
Entity Tax Identification Number	61-1763235
Entity Address, Address Line One	940 Southwood Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	413-1030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001561680
Amendment Flag	false
Current Fiscal Year End Date	--12-31